Long-Term Bank Loans - Summary of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,306			¥ 3,614
Less: Current portion	(437)	$ (63)	¥ (441)	(441)
Long-term bank loans, noncurrent	2,869	$ 412	¥ 3,173	3,173
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	3,032			3,300
US dollars [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	232			252
Euro [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 42			¥ 62